Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of provisions for income tax expense/(benefit)

The provisions for income tax expense/(benefit) are summarized as follows (in thousands):

	For the Years Ended December 31,
	2020 as Restated	2021	2022
	RMB	RMB	RMB
Current tax expense/(benefit)	128,762	25,903	(72,211)
Deferred tax (benefit)/expense	(13,179)	(5,322)	1,817
Income tax expense/(benefit)	115,583	20,581	(70,394)

Components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations

The components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC continuing operations are as follows (in thousands):

	For the Years Ended December 31,
	2020 as Restated	2021	2022
	RMB	RMB	RMB
Income/(loss) arising from PRC operations	28,133	(235,019)	(158,671)
Income/(loss) arising from non-PRC operations	515,095	(17,466)	(37,442)
Income/(loss) before tax from continuing operations	543,228	(252,485)	(196,113)
Income tax expense/(benefit) relating to PRC operations	18,977	20,581	(6,037)
Income tax expense/(benefit) relating to non-PRC operations	96,606	—	(64,357)
Income tax expense/(benefit)	115,583	20,581	(70,394)
Effective tax rate for PRC continuing operations	67.5%	(8.8)%	3.8%
Effective tax rate for the Group	21.3%	(8.2)%	35.9%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the Years Ended December 31,
	2020 as Restated	2021	2022
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences (1)	(1.6)	(2.4)	24.2
Change in valuation allowance	2.2	(23.6)	(38.7)
Effect of preferential tax treatment	1.5	(5.3)	(6.7)
Uncertain tax positions	0.1	(0.1)	4.1
Effect of withholding tax on gain on disposal of available-for-sale debt investments (2)	17.8	—	32.8
Tax rate difference from statutory rate in other jurisdictions (3)	(23.7)	(1.8)	(4.8)
Effective income tax rate	21.3	(8.2)	35.9

Notes:

(1)
Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, as 175% of the research and development expenses could be tax-deductible, according to policies promulgated by the State Tax Bureau of the PRC.
(2)
Effect of withholding tax on gain on disposal of available-for-sale debt investments represented the differences between the tax calculated based on book gain at the statutory rate and the tax applicable to this transaction.
(3)
Tax rate difference from statutory rate in other jurisdictions for 2020 had significant influence on the Group’s effective income tax rate, which was mainly attributable to the fact that the Company recognized significant amount of gain on disposal of available-for-sale debt investments in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020, and thus the Group had significant amount of income arising from non-PRC operations for 2020.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Effect of preferential tax treatment	(7,934)	(13,468)	(13,050)
Basic net loss per share effect	(0.01)	(0.02)	(0.02)

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2021 and 2022 are as follows (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Credit loss allowances for receivables	92,997	80,025
Accrued payroll and expenses and others	25,725	24,914
Net operating loss carryforward	160,863	247,350
Less: valuation allowance	(187,396)	(263,229)
Total deferred tax assets, net	92,189	89,060

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries	1,312	—

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	115,793	127,809	187,396
Additions	15,692	61,716	75,833
Reversals	(3,676)	(2,129)	—
Balance as of December 31,	127,809	187,396	263,229

14. Income Taxes (Continued)

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	27,612	28,182	28,330
Reversal of uncertain tax positions over 10 years	—	—	(7,997)
Increase related to current year tax positions	570	148	—
Balance as of December 31,	28,182	28,330	20,333